INCOME TAXES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards, Total	€ 71,821
Income tax interest and penalties	0	€ 0	€ 0
EDAP TMS S.A. [Member]
Operating Loss Carryforwards, Total	31,284
EDAP Technomed Inc. [Member]
Operating Loss Carryforwards, Total	40,310
Edap Technomed Co Ltd Japan [Member]
Operating Loss Carryforwards, Total	€ 227